GOING CONCERN ISSUES	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GOING CONCERN ISSUES
3.	GOING CONCERN ISSUES

The Company incurred a loss of $6,322 for the six months ended December 31, 2016 (2015 - $5,643), and has an accumulated deficit of $66,544 as of December 31, 2016. In addition, the Company has a working capital deficiency of $6,870 as of December 31, 2016. These factors indicate the existence of a material uncertainty that raises substantial doubt about the Company's ability to continue as a going concern.

The Company’s ability to continue operations and fund its expenditures is dependent on Management’s ability to secure additional financing. Management is actively pursuing such additional sources of financing, and while it has been successful in doing so in the past, there can be no assurance it will be able to do so in the future. These consolidated financial statements do not give effect to any adjustments required to realize its assets and discharge its liabilities in other than the normal course of business and at amounts different from those reflected in the accompanying financial statements.

4.	GOING CONCERN ISSUES

The Company incurred a loss of $11,408 for the year ended June 30, 2016 (2015 - $23,115), and has an accumulated deficit of $60,222 as of June 30, 2016. These factors indicate the existence of a material uncertainty that raises substantial doubt about the Company's ability to continue as a going concern.

The Company’s ability to continue operations and fund its expenditures is dependent on Management’s ability to secure additional financing. Management is actively pursuing such additional sources of financing, and while it has been successful in doing so in the past, there can be no assurance it will be able to do so in the future.

These consolidated financial statements do not give effect to any adjustments required to realize its assets and discharge its liabilities in other than the normal course of business and at amounts different from those reflected in the accompanying financial statements.